Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of assets that are measured at fair value on a recurring basis
June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$230,004,108	$—	$—
Liabilities:
Derivative warrant liabilities — public warrants	$8,318,290	$—	$—
Derivative warrant liabilities — private warrants	$—	$—	$8,284,890
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Fund	$230,017,782	$—	$—
Liabilities:
Derivative warrant liabilities — public warrants	$—	$—	$6,762,630
Derivative warrant liabilities — private warrants	$—	$—	$6,705,000

Summary of fair value measurement inputs and valuation techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2021	As of December 31, 2020
Stock price	$9.93	$9.98
Volatility	25.7%	23.5%
Expected life of the options to convert	5.10	5.47
Risk-free rate	0.88%	0.43%
Dividend yield	—	—

Summary of Changes in the Carrying Value of the Liability
The change in the fair value of the Level 3 derivative warrant liabilities for six months ended June 30, 2021 is summarized as follows:

Level 3 – Derivative warrant liabilities at January 1, 2021	$13,467,630
Transfer of Public Warrants to Level 1	(7,285,410)
Change in fair value of derivative warrant liabilities	2,102,670

Level 3 – Derivative warrant liabilities at June 30, 2021	$8,284,890

Hippo Enterprises Inc And Subsidiaries [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of assets that are measured at fair value on a recurring basis
The following table summarizes the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in millions):

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	237.9	$—	$—	$237.9

Total cash equivalents	$237.9	$—	$—	$237.9

Fixed maturities available-for-sale:
U.S. government and agencies	$10.0	$—	$—	$10.0
States, and other territories	—	5.9	—	5.9
Corporate securities	—	18.4	—	18.4
Foreign securities	—	0.3	—	0.3
Residential mortgage-backed securities	—	10.6	—	10.6
Commercial mortgage-backed securities	—	5.0	—	5.0
Asset backed securities	—	6.4	—	6.4

Total fixed maturities available-for-sale	10.0	46.6	—	56.6

Total financial assets	$247.9	$46.6	$—	$294.5

Financial liabilities:
Derivative liability on convertible promissory notes	$—	$—	$162.6	$162.6
Contingent consideration liability	—	—	11.6	11.6
Preferred stock warrant liabilities	—	—	137.5	137.5

Total financial liabilities	$—	$—	$311.7	$311.7

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$372.1	$—	$—	$372.1
Treasury Bills	23.5	—	—	23.5

Total cash equivalents	$395.6	$—	$—	$395.6

Fixed maturities available-for-sale:
U.S. government and agencies	$10.1	$—	$—	$10.1
States, and other territories	—	5.1	—	5.1
Corporate securities	—	17.4	—	17.4
Foreign securities	—	0.8	—	0.8
Residential mortgage-backed securities	—	12.9	—	12.9
Commercial mortgage-backed securities	—	5.5	—	5.5
Asset backed securities	—	4.2	—	4.2

Total fixed maturities available-for-sale	$10.1	$45.9	$—	$56.0

Total financial assets	$405.7	$45.9	$—	$451.6

Financial liabilities:
Derivative liability on convertible promissory notes	$—	$—	$113.3	$113.3
Contingent consideration liability	—	—	12.0	12.0
Preferred stock warrant liabilities	—	—	22.9	22.9

Total financial liabilities	$—	$—	$148.2	$148.2

The following table summarizes the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in millions):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$372.1	$—	$—	$372.1
Treasury bills	23.5	—	—	23.5

Total cash equivalents	$395.6	$—	$—	$395.6

Fixed maturities available-for-sale:
U.S. government and agencies	$9.5	$—	$—	$9.5
All other government	0.6	—	—	0.6
States, and other territories	—	5.1	—	5.1
Corporate securities	—	17.4	—	17.4
Foreign securities	—	0.8	—	0.8
Residential mortgage-backed securities	—	12.9	—	12.9
Commercial mortgage-backed securities	—	5.5	—	5.5
Asset backed securities	—	4.2	—	4.2

Total fixed maturities available-for-sale	$10.1	$45.9	$—	$56.0

Total financial assets	$405.7	$45.9	$—	$451.6

Financial liabilities:
Derivative liability on convertible promissory notes	$—	$—	$113.3	$113.3
Contingent consideration liability	—	—	12.0	12.0
Preferred stock warrant liabilities	—	—	22.9	22.9

Total financial liabilities	$—	$—	$148.2	$148.2

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$3.7	$—	$—	$3.7
Short-term investments:
U.S. government securities	96.5	—	—	96.5

Total financial assets	$100.2	$—	$—	$100.2

Financial liabilities:
Contingent consideration liability	$—	$—	$13.8	$13.8
Preferred stock warrant liabilities	—	—	6.7	6.7

Total financial liabilities	$—	$—	$20.5	$20.5

Summary of fair value measurement inputs and valuation techniques
The following assumptions were used in determining fair value of the convertible preferred stock warrant liabilities:

	June 30, 2021	December 31, 2020
Fair value of Series A-2 Preferred Stock	$66.64	$18.25
Fair value of Series C-1 Preferred Stock	$66.74	$20.09
Exercise price A-2 Preferred Stock	$1.57	$1.57
Exercise price C-1 Preferred Stock	$11.74	$11.74
Expected term (in years)	1.3-5.7	1.8-6.2
Expected volatility	26.6%-29.1%	29.0%-40.7%
Risk-free interest rate	0.1%-1.1%	0.1%-0.5%
Expected dividend yield	— %	— %

The following assumptions were used in determining fair value of the convertible preferred stock warrant liabilities:

	As of December 31,
	2020	2019
Fair value of Series A-2 Preferred Stock	$18.25	$8.26
Fair value of Series C-1 Preferred Stock	$20.09	$12.80
Exercise price A-2 Preferred Stock	$1.57	$1.57
Exercise price C-1 Preferred Stock	$11.74	$11.74
Expected term (in years)	1.8-6.2	2.8–7.2
Expected volatility	29.0%-40.7%	21.5%–22.8%
Risk-free interest rate	0.1%-0.5%	1.6%–1.8%
Expected dividend yield	— %	— %

Summary of Changes in the Carrying Value of the Liability	The following table includes a rollforward of the contingent consideration liability (in millions):

Balance as of January 1, 2019	$—
Initial recognition of contingent consideration included	14.9
in purchase consideration of acquisition
Payments of contingent consideration	(3.0)
Changes in fair value	1.9

Balance as of December 31, 2019	$13.8
Payments of contingent consideration	(5.2)
Changes in fair value	3.4

Balance as of December 31, 2020	$12.0

Hippo Enterprises Inc And Subsidiaries [Member] | Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of Changes in the Carrying Value of the Liability
The table below presents changes in the preferred stock warrant liability valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$22.9	$6.7
Changes in fair value	114.6	4.1

Balance as of June 30,	$137.5	$10.8

The following table includes a rollforward of the preferred stock warrant liability activity valued using Level 3 inputs is (in millions):

Balance as of January 1, 2019	$4.7
Changes in fair value	2.0

Balance as of December 31, 2019	6.7
Changes in fair value	16.2

Balance as of December 31, 2020	$22.9

Hippo Enterprises Inc And Subsidiaries [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of Changes in the Carrying Value of the Liability	The table below presents the changes in the contingent consideration liability valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$12.0	$13.8
Payments of contingent consideration	(1.7)	(3.2)
Changes in fair value	1.3	—

Balance as of June 30,	$11.6	$10.6

Hippo Enterprises Inc And Subsidiaries [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of Changes in the Carrying Value of the Liability	The table below presents the changes in derivative liability on convertible promissory notes valued using Level 3 inputs (in millions):

2021
Balance as of January 1,	$113.3
Initial measurement of new derivative	2.8
Changes in fair value	46.5

Balance as of June 30,	$162.6

Reinvent Technology Partners Z [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$230,017,782	$—	$—

Liabilities:
Derivative warrant liabilities — Public Warrants	$—	$—	$6,762,630
Derivative warrant liabilities — Private Warrants	$—	$—	$6,705,000

Summary of fair value measurement inputs and valuation techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of November 18, 2020	As of December 31, 2020
Stock price	$9.72	$9.98
Volatility	23.20%	23.50%
Expected life of the options to convert	5.6	5.5
Risk-free rate	0.47%	0.43%
Dividend yield	—	—